PGIM Target Date 2070 Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Exchange-Traded Fund 2.9%
Fixed Income
PGIM Total Return Bond ETF (cost $2,442)	58	$2,411
Affiliated Mutual Funds 97.0%
Domestic Equity 55.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	338	5,370
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	651	32,785
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	693	7,529
		45,684
International Equity 41.1%
PGIM Global Real Estate Fund (Class R6)	179	4,098
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	537	8,484
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	1,173	21,007
		33,589

Total Affiliated Mutual Funds (cost $68,468)		79,273

Total Long-Term Investments (cost $70,910)		81,684

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $270)	270	270

TOTAL INVESTMENTS 100.2% (cost $71,180)(wa)		81,954
Liabilities in excess of other assets (0.2)%		(195)

Net Assets 100.0%		$81,759

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2070 Fund